Schedule III Genworth Financial, Inc. Supplemental Insurance Information	3 Months Ended
Mar. 31, 2013
Schedule III Genworth Financial, Inc. Supplemental Insurance Information

Schedule III

Genworth Financial, Inc.

Supplemental Insurance Information

(Amounts in millions)

Segment	Deferred Acquisition Costs	Future Policy Benefits	Policyholder Account Balances	Liability for Policy and Contract Claims	Unearned Premiums
December 31, 2012
U.S. Life Insurance	$4,300	$33,499	$21,454	$4,857	$617
International Mortgage Insurance	161	—	—	516	3,051
U.S. Mortgage Insurance	10	—	—	2,009	116
International Protection	242	—	16	106	539
Runoff	323	6	4,792	21	10
Corporate and Other	—	—	—	—	—

Total	$5,036	$33,505	$26,262	$7,509	$4,333

December 31, 2011
U.S. Life Insurance	$4,393	$32,168	$20,943	$4,418	$576
International Mortgage Insurance	162	—	—	553	2,932
U.S. Mortgage Insurance	7	—	—	2,488	112
International Protection	259	—	17	133	592
Runoff	372	7	5,385	28	11
Corporate and Other	—	—	—	—	—

Total	$5,193	$32,175	$26,345	$7,620	$4,223

See Accompanying Report of Independent Registered Public Accounting Firm

Segment	Premium Revenue	Net Investment Income	Interest Credited and Benefits and Other Changes in Policy Reserves	Amortization of Deferred Acquisition Costs	Other Operating Expenses	Premiums Written
December 31, 2012
U.S. Life Insurance	$2,789	$2,594	$4,593	$410	$830	$2,818
International Mortgage Insurance	1,016	375	516	52	103	1,061
U.S. Mortgage Insurance	549	68	725	3	145	554
International Protection	682	131	150	106	624	619
Runoff	5	145	169	47	84	5
Corporate and Other	—	30	—	—	477	—

Total	$5,041	$3,343	$6,153	$618	$2,263	$5,057

December 31, 2011
U.S. Life Insurance	$2,979	$2,538	$4,448	$207	$930	$3,005
International Mortgage Insurance	1,063	393	458	53	292	923
U.S. Mortgage Insurance	547	104	1,325	2	159	556
International Protection	839	173	135	136	635	735
Runoff	260	140	369	62	152	260
Corporate and Other	—	32	—	—	430	—

Total	$5,688	$3,380	$6,735	$460	$2,598	$5,479

December 31, 2010
U.S. Life Insurance	$3,004	$2,473	$4,339	$240	$875	$3,030
International Mortgage Insurance	994	355	390	49	255	819
U.S. Mortgage Insurance	574	116	1,491	2	156	572
International Protection	939	154	196	155	667	748
Runoff	322	130	426	64	168	322
Corporate and Other	—	38	—	—	386	—

Total	$5,833	$3,266	$6,842	$510	$2,507	$5,491